January 18, 2011
VIA EDGAR AND FACSIMILE
Mr. Justin Dobbie
Special Counsel
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Huntington Ingalls Industries, Inc. (formerly New Ships, Inc.) Amendment No. 3 to Form 10-12B Filed January 18, 2010 File No. 001-34910
Dear Mr. Dobbie:
This letter responds to the letter from the staff (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”), dated January 5, 2011, regarding Amendment No. 2 to the Registration Statement on Form 10-12B (the “Form 10”) of Huntington Ingalls Industries, Inc., formerly New Ships, Inc. (the “Company,” “HII,” “we” or “us”), filed on December 21, 2010. The Company has filed Amendment No. 3 to the Form 10 (“Amendment No. 3”) today by electronic submission. Each of your comments is set forth below, followed by our corresponding response.
Defined terms used but not defined herein have the meanings set forth in the Form 10.
Exhibit 99.1
Questions and Answers About the Spin-Off, page 4
What are the reasons for and benefits of separating HII from Northrop Grumman?, page 4
Comment 1
We note your response to our prior comment seven and reissue in part. Please disclose that Northrop Grumman has been required to make continuing capital expenditures in the shipbuilding business in recent years.
Response 1
In the letter from the Staff on December 9, 2010, in its comment 7, the Staff requested that we incorporate in the Q&A a brief discussion of some of the specific reasons for the spin-off, drawing from the discussion of reasons that was then on page 38-39 of the Form 10. In our Amendment No. 2, we modified the Q&A to do so, although we included only one of the two statements mentioned by the Staff in its comment (along with other statements not specifically requested). In the most recent letter from the Staff on January 5, 2011, the Staff requested that we further modify the same Q&A to add the second
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Mr. Justin Dobbie
January 18, 2011

statement, which reads, “Because the shipbuilding business requires capital intensiveness to support its key customers, Northrop Grumman has been required, in recent years, to make continuing capital expenditures in the shipbuilding business.”
While that statement is accurate in the context in which it is presented (on page 40 of the prior filing of the Form 10, Amendment No. 2), we were concerned that lifting this one statement and placing it in the Q&A absent the remaining context of page 40 could potentially be misleading to investors. Absent that context, a reader could reach the conclusion that we were stating that Northrop Grumman (the parent company) was required to fund capital expenditures that we (the shipbuilding business) were not able to fund ourselves. This is, essentially, inaccurate.
Where this statement was used on page 40, in the discussion of reasons for the spin-off, we used the term “Northrop Grumman” broadly, not to mean merely the parent legal entity named Northrop Grumman Corporation, but instead to refer to the entire span of the business to include the operating businesses. For the most part, Northrop Grumman utilizes a centralized system of approving capital investments by the operating businesses. The discussion on page 40 noted that in making the allocation of capital to its operating businesses, Northrop Grumman on occasion found it necessary and appropriate to select certain capital investments in support of the shipbuilding business as part of this centralized allocation process, even though there may have been other alternatives elsewhere in Northrop Grumman’s portfolio. Absent significant synergy between the shipbuilding business and its other businesses, Northrop Grumman considered that this constraint upon capital allocation might not be the optimal use of resources.
In that context, the sentence in question is accurate and, we believe, appropriate. In the brief synopsis in the Q&A, however, we believe the sentence could lead a reader to the misinterpretation described above. Northrop Grumman’s shipbuilding business has generated positive free cash flow (that is, cash provided by operations was more than sufficient to fund capital expenditures) in almost all of the individual years. In 2009, the exception to this statement, the year’s capital expenditures could readily have been funded by the shipbuilding business using cash generated in previous years, but for the fact that Northrop Grumman utilizes a centralized cash management system and had already “swept” that cash to a higher level entity. Thus, we believe the potential exists for a reader to reach an inaccurate conclusion if the statement was lifted from page 40 without the accompanying context and used on a standalone basis in the Q&A. We therefore ask that the Staff reconsider its request.
What is the Contribution?, page 6
Comment 2
We note your response to our prior comment eight. Refer to comment 15 in our prior comment letter to you dated November 10, 2010. Please revise to disclose the reason that you are transferring a portion of the proceeds of the HII Debt to NGSC or advise, in detail, as to why this information is not relevant to investors.
Response 2
We are transferring a portion of the proceeds of the HII Debt to NGSC in order to pay off the outstanding amount due on intercompany notes between Northrop Grumman entities and NGSB (including one such note that was recently established in connection with the funds that we borrowed from NGSC to finance the tender offer for the GO Zone IRBs) and to provide Northrop Grumman with additional funds to partially offset the loss of future cash flows that it would likely have realized if not for the spin-off transaction. In light of the foregoing, the size of the Contribution was determined by Northrop Grumman

Mr. Justin Dobbie
January 18, 2011

with the objective that we maintain a robust capital structure, which in Northrop Grumman’s view is consistent with a corporate credit rating in the BB/Ba rating category, and that we have liquidity (including cash balance and undrawn revolver capacity) sufficient to absorb significant unanticipated adverse events. We concur that this approach leaves HII with a robust capital structure and sufficient liquidity.
We believe that many of the elements that led to Northrop Grumman’s decisions regarding the Contribution will become apparent to investors once the debt structure and pro forma capitalization table are disclosed in the Form 10. To assist you in understanding what information the investor will see, we provide below a preliminary capitalization table that reflects the repayment of intercompany borrowings, the issuance of new indebtedness, the residual cash expected to be available to the business after the payment of the Contribution and our expected common stock and additional paid-in capital amounts . Although they reflect our current planning, the values in this table are subject to change. We will include the actual values in a subsequent amendment to the Form 10 after our bank and bond financing activities are complete, which we expect in mid-February.

	September 30, 2010
		Adjustments for		Adjustments
	Historical	Tender		for Financing		Pro Forma
Cash and cash equivalents				$200	(1)	$200

Debt, including current and long-term
Long-term debt	$283	$(178	)(3)	$1,778	(2)	$1,883
Notes payable to parent	537	178	(3)	(715	)(4)	—
Accrued interest on notes payable to parent	232			(232	)(4)	—

Total debt	1,052	—		831		1,883

Equity
Parent’s equity in unit	1,985	(2	)(3)	(1,983	)(4)	—
Accumulated other comprehensive loss	(498)					(498)
Common stock (par value $1.00)				290	(4)	290
Additional paid in capital				1,095	(4)	1,095

Total equity	1,487	(2)		(598)		887

Total Capitalization	$2,539	$(2)		$233		$2,770

(1)	Historically, cash received by us has been transferred to Northrop Grumman, and Northrop Grumman has funded our disbursement accounts on an as-needed basis. The pro forma cash and cash equivalents balance reflects net proceeds of $1,745 million from the HII Debt offering, less a Contribution of $1,545 million to Northrop Grumman. This remaining balance will be available for our general corporate purposes.

(2)	It is anticipated that, prior to the completion of the spin-off, we will (i) incur the HII Debt from third parties (in an amount of $ , at an interest rate of %, maturing on , 20 , with interest payable on , principal payable on , the proceeds of which are expected to be used to fund the $ Contribution and for general corporate purposes in the amount of $ and (ii) enter into the HII Credit Facility with third-party lenders (in an amount of $ , comprising a $ term loan with interest payable on and principal payable on , and a $ revolving credit facility, both with a term of .

(3)	On November 30, 2010, NGSB purchased $178.4 million of the outstanding principal amount of the GO Zone IRBs pursuant to a tender offer in anticipation of the spin-off. NGSB used cash provided by Northrop Grumman through an intercompany loan to purchase the GO Zone IRBs and submitted the purchased bonds to the trustee for cancellation. This intercompany loan has a principal balance of $178.4 million and carries the same 4.55% annual fixed interest rate as the GO Zone IRBs. In addition, $2 million of capitalized debt issuance cost, net of amortization, associated with the tendered principal amount, was expensed in the condensed consolidated statement of operations. The remaining $21.6 million of the GO Zone IRBs mature in 2028 and accrue interest annually at a fixed rate of 4.55% (payable semi-annually).

Mr. Justin Dobbie
January 18, 2011

(4)	The adjustments to Notes payable to parent, Accrued interest on notes payable to parent, Common stock, Additional paid-in-capital and Parent’s equity in unit represent the recapitalization of HII which will occur on the date of separation. The Note payable to parent, Accrued interest on notes payable to parent and Parent’s equity in unit will be eliminated and the new common stock of HII, its associated paid-in capital, the new debt referred to in note (2) above and the Contribution will be recorded. For purposes of this capitalization table, we have assumed a one-for-one exchange ratio for shares of HII common stock, however the actual exchange ratio has not yet been determined and may differ from this assumption.
We have drafted our disclosure in the Form 10 to provide our equity investors with an understanding of our capital structure, including certain terms of our indebtedness and the amount of any cash balance. We believe that these factors could influence the value of their investment. Additionally, we provide information for investors regarding the use of proceeds of the HII Debt, specifically including the terms of the Contribution to NGSC, even though the Contribution will have occurred before the Distribution. We do not believe, however, that the specific rationale and analyses that Northrop Grumman used to determine the need for and size of the Contribution are relevant to HII investors for three primary reasons: 1) the Contribution will occur before the Distribution, while HII is still a member of the Northrop Grumman corporate group; 2) the decisions related to the Contribution were made by Northrop Grumman, and are not reflective of the judgment or actions of our management or our post-spin board of directors; and 3) disclosure or knowledge of Northrop Grumman’s rationale will not influence the operations, performance, or prospects of HII, or the perception of HII in the marketplace. We believe the reasons for the Contribution are unrelated to our existence as an independent public company, and thus, not relevant to investors, and have therefore not updated our disclosure to incorporate the above information.
How will the spin-off affect HII’s relationship with its customers?, page 7
Comment 3
We note your response to our prior comment 15 and reissue in part. Please revise this question and answer to specifically discuss the information set forth in the risk factor that you currently cross-reference. We note, for example, the disclosure of a financial responsibility assessment and that there are several contracts in the negotiation stage that may not be finalized and awarded until the spin-off capitalization is finalized and the U.S. Navy is satisfied that you are financially responsible, which could cause the contracts to be delayed or not awarded.
Response 3
We have revised our disclosure as requested.

Mr. Justin Dobbie
January 18, 2011

Risk Factors, page 19
We may not realize the anticipated benefits related to the wind down, page 25
Comment 4
We note your response to our prior comment 13. Please revise your disclosure here to include all information set forth in your response to our comment, including that a formal audit of the restructuring proposal is in process and must be completed, and that if there is a formal challenge to your treatment of certain restructuring costs, there is a dispute resolution process that you would likely pursue.
Response 4
We have revised our disclosure as requested.
Manner of Effecting the Spin-Off, page 41
Comment 5
We note your response to our prior comment 17 and reissue. Please provide the material terms of and quantify Current NGC’s guarantees of your performance under certain of your shipbuilding contracts and certain insurance agreements. We understand that these guarantees will not be transferred. However, it appears that because Current NGC will have no material assets as a result of the internal reorganization and you will indemnify Current NGC for any guarantee obligations, these guarantees are effectively being eliminated. Please disclose whether completing an internal reorganization in which a well-capitalized parent guarantor becomes a subsidiary guarantor with no material assets triggers any limitations, contractual or otherwise, imposed by these guarantees.
Response 5
The internal reorganization does not trigger any limitations, contractual or otherwise, imposed by these guarantees. We do not believe there is anything further to disclose with respect to the guarantees.
There are three U.S. Navy shipbuilding guarantees provided by Current NGC, the terms of which are largely the same. In each case, Current NGC guarantees the performance of contractual obligations of NGSB (or its predecessor companies) under a particular contract to deliver one or more ships to the U.S. Navy. One guarantee covers four ships, the last of which is scheduled for delivery in 2012/2013; another covers four ships, three of which have already been delivered and the last of which is scheduled for delivery in 2011; and the third guarantee covers a single ship which is scheduled for delivery in 2013. The guarantees terminate by their terms when the contracts are either completed or canceled, or when the parties mutually agree to terminate the guarantees. We confirm that, under the structure of the transaction leading up to the separation, the guarantees are not being transferred and remain with Current NGC.

Mr. Justin Dobbie
January 18, 2011

Unaudited Pro Forma Condensed Consolidated Financial Statements, page 54
Comment 6
We note from your response to our prior comment 18 that you have not yet determined whether you will enter into any new compensation contracts with management. When you make that determination, please tell us the nature and terms of any new compensation contracts with management as a result of the spin-off. If there are new compensation contracts that are directly a result of the separation from Northrop Grumman, please revise your pro forma financial statements to include disclosure of the contractual terms of the contracts and the applicable pro forma adjustments.
Response 6
If we determine to enter into any new compensation contracts with management, we will inform you of the nature and terms of any such contracts and revise our pro forma financial statements to include disclosure of the contractual terms of such contracts and applicable pro forma adjustments.
Comment 7
We note the disclosure that has been added to the introductory paragraph to the pro forma financial information in response to our prior comment number 19. Please revise the pro forma balance sheet and statements of operations to include the appropriate pro forma adjustments giving effect to the purchase of $178.4 million of Go Zone IRBs in a tender offer by NGSB in connection with the spin-off transaction.
Response 7
We have revised our disclosure as requested.
Management’s Discussion and Analysis of Financial Condition and Results of Operations
-Liquidity and Capital Resources, page 67
Comment 8
We note from your response to our prior comment 20 that you have revised the MD&A section to include spaces where you will include information on the payment terms and covenants on the new HII Debt once those amounts have been determined. Please revise to also include any pertinent terms and the nature and terms of any restrictions or covenants related to the HII Credit Facility, as applicable.
Response 8
We have revised our disclosure as requested.

Mr. Justin Dobbie
January 18, 2011

Unaudited Interim Financial Statements for the Nine Months Ended September 30, 2010
Note 2. Shipbuilding Strategic Actions
Comment 9
We note from your response to our prior comment number 25 that the U.S. Navy has indicated that it has concerns regarding the allowability of selected elements of the Company’s restructuring proposal with regards to wind down of the Avondale Louisiana facility. Although your response indicates that management currently believes all of these costs will be recoverable, given the possibility that exists that the Navy may challenge the recoverability of these costs, please revise Note 2 to clearly indicate that the recoverability of these costs may be challenged by the Navy resulting in a potential uncertainty as to the timing and eventual recoverability of all of the restructuring costs to be incurred in connection with the wind down of the Avondale facility.
Response 9
We have revised our disclosure to include the requested clarifying language.
Note 12. Impacts from Hurricanes, page F-14
Comment 10
We note your response to our prior comment 27 that the U.S. Navy has expressed its intention to question certain costs associated with post-Katrina asset depreciation but you believe it is premature to speculate the amount the U.S. Navy may question. However, your disclosure in Note 12 still indicates that the U.S. Navy has challenged certain post-Katrina depreciation costs. Please revise your disclosure in Note 12 to be consistent with your response to us, and if applicable, please revise Note 12 to quantify the amount of costs that the U.S. Navy is challenging.
Response 10
We have revised our disclosure as requested to include language that is consistent with our prior response to you. We are unable to provide quantitative information in the revised footnote as we have not received a formal indication from the U.S. Navy regarding the magnitude of the depreciation costs that they may challenge.
Audited Financial Statements for the Year Ended December 31, 2009
Balance Sheet, page F-24
Comment 11
We note from your response to our prior comment 29 that you will revise the balance sheet in the unaudited interim financial statements for the nine months ended September 30, 2010 to include a pro forma statement that reflects the accrual of the planned distribution when that information becomes available. You also intend to revise your disclosure in Note 1 to the financial statements to explain the pro forma adjustments, including a number of

Mr. Justin Dobbie
January 18, 2011

adjustments that will occur in addition to the distribution. However, we believe that the pro forma balance sheet shown alongside the most recent historical balance sheet (balance sheet as of September 30, 2010) should only reflect the accrual of the planned contribution, the distribution of HII common stock by Northrop Grumman to its stockholders and the conversion of intercompany debt and accrued interest into additional paid in capital. Please note that the incurrence of HII debt and the effects of the tender offer, which are included in the unaudited pro forma financial statements on page 54, should not be reflected on the face of the historical balance sheet. See Staff Accounting Bulletin Topic 1.B.3.
Response 11
We will revise the balance sheet in the audited financial statements for the year ended December 31, 2010 in a subsequent Form 10 amendment to include a pro forma balance sheet alongside the historical balance sheet as of December 31, 2010, that reflects the accrual of the planned distribution when that information and the audited financial statements become available. We will also include language in Note 1 of these financial statements to explain the pro forma adjustment substantially as follows:
“Unaudited Pro Forma Statement of Financial Position – The unaudited pro forma statement of financial position presents NGSB’s pro forma capitalization at December 31, 2010. The statement reflects the impacts of the internal reorganization prior to the spin-off, including: (i) the distribution of Huntington Ingalls Industries, Inc. (“HII”) common stock by Northrop Grumman to its stockholders; and (ii) the accrual of the contribution of $__________ by HII to Northrop Grumman Systems Corporation, a subsidiary of Northrop Grumman (the “Contribution”). The Contribution is presented as a long-term obligation because it will be paid using the proceeds from the incurrence of $________ of debt prior to the completion of the spin-off by HII (the “HII Debt”). HII will record the net proceeds of the HII Debt after funding the Contribution as cash and cash equivalents on its Consolidated Statement of Financial Position.
The distribution of HII common stock to Northrop Grumman’s stockholders includes adjustments for the recapitalization transactions in which HII’s common stock will be converted into approximately _____ million shares of common stock. In connection with this recapitalization, the amount of Northrop Grumman’s net investment in HII, including intercompany debt and accrued interest thereon which was recorded as notes payable to parent in the consolidated statement of financial position, will be contributed to additional paid-in capital.
The spin-off and the related transactions and events described above were prepared as if the spin-off and the related transactions and events had occurred on December 31, 2010.”
Note 17. Stock Compensation Plans, page F-47
Comment 12
We note from the Company’s response to our prior comment number 31 that the Company does not believe that stock-based compensation expense recognized in its financial statements is material and as such does not believe that the disclosures required by ASC 718-10-50-2 are necessary. Please note that we believe the heightened interest of investors and other financial statement users in stock based compensation matters generally requires that the financial statements include such disclosures even in circumstances where such disclosures may not be considered quantitatively material. Accordingly, we continue to

Mr. Justin Dobbie
January 18, 2011

believe these disclosures should be provided. As requested in our prior comment, please revise Note 17 to include the following disclosures with respect to the Company’s stock-based compensation arrangements:
•	The number and weighted average exercise prices for each of the following groups of share options: (a) those outstanding at the beginning of the year, (b) those outstanding at the end of the year, (c) those exercisable or convertible at the end of the year, and those (d) granted, (e) exercised or converted, (f) forfeited, or (g) expired during the year.

•	The number and weighted-average grant date fair value of stock awards, for each of the following groups of equity instruments: (a) those nonvested at the beginning of the year, (b) those nonvested at the end of the year, and those (c) granted, (d) vested, or (e) forfeited during the year.

•	The amount of compensation expense recorded for these stock-based awards for each period in which a statement of operations is provided.
Response 12
As requested, we expect to provide the disclosures with regard to stock-based compensation arrangements in our next update to the audited financial statements which will include the audited financial statements for the year ended December 31, 2010. As we recently discussed with you by telephone conference, we expect to file an amendment to the Form 10 to include the 2010 audited financial statements in February 2011.
* * * * *

Mr. Justin Dobbie
January 18, 2011

If you should have any questions or further comments with respect to the Form 10, please direct them to me at (310) 229-1364. Facsimile transmissions may be sent to (310) 202-3232.

Very truly yours,
/s/ Mark Rabinowitz
Mark Rabinowitz
Authorized Officer

cc:	Barbara Becker
Gibson, Dunn & Crutcher LLP
Fax: (212) 351-6202